STOCK-BASED COMPENSATION (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022
SHARE BASED PAYMENTS
Vested			381,689
Stock-based compensation expense		$ 2,156,915	$ 4,712
Series A Redeemable Convertible Preferred Stock
SHARE BASED PAYMENTS
Stock-based compensation expense		$ 2,145,000	$ 0
Restricted common C shares
SHARE BASED PAYMENTS
Number of shares issued		0	65,000
Vesting period			4 years
Vested	254,507	854,507	381,689
Stock-based compensation expense		$ 11,915	$ 4,712
2019 restricted common C shares
SHARE BASED PAYMENTS
Number of shares vesting upon change in control transactions				600,000